Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term loans	$ 275,703	$ 363,036
Less: current maturities	11,162	6,412
Long-term debt noncurrent	264,541	356,624
United States of America, Dollars
Debt Instrument [Line Items]
Long-term loans	$ 275,703
United States of America, Dollars | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest percentage spread	4.78%
Long-Term Bank Loans | United States of America, Dollars
Debt Instrument [Line Items]
Long-term loans	$ 213,559	330,009
Long-Term Bank Loans | Other
Debt Instrument [Line Items]
Long-term loans	1,954	5,015
Long-Term Bank Loans | Euro
Debt Instrument [Line Items]
Long-term loans	$ 60,190	$ 28,012
Long-Term Bank Loans | Minimum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	1.35%
Long-Term Bank Loans | Minimum | NIS
Debt Instrument [Line Items]
Interest percentage spread	2.02%
Long-Term Bank Loans | Maximum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	1.75%
Long-Term Bank Loans | Maximum | NIS
Debt Instrument [Line Items]
Interest percentage spread	2.40%